Stock-based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2020	Apr. 30, 2021 USD ($) AwardRecipient	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend yield	0.00%				0.00%
Business combination liquidity event vesting condition award recipients | AwardRecipient		8
Stock-based compensation expense			$ 10,850	$ 173	$ 43,118	$ 2,291
Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period					48 months
Aggregate intrinsic value of options exercised					$ 800	$ 300
Weighted average estimated fair value of options granted | $ / shares					$ 4.79	$ 0.72
Options, expiration period					10 years
Stock-based compensation expense					$ 47,800
Period for recognition of unrecognized compensation cost related to non-vested stock awards					1 year 10 months 24 days
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Modification incremental compensation costs		$ 9,700
Modification incremental compensation costs recognized					$ 8,400
Restricted Stock Awards | Chairman And Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period					15 months
Stock-based compensation expense					$ 26,200
Restricted Stock Awards | Chairman And Chief Executive Officer | Upon Achievement Of Earn Out Targets
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense					$ 5,100
Minimum | Restricted Stock | Service Vesting Rights
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period					1 year
Maximum | Restricted Stock | Service Vesting Rights
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period					4 years
Two Thousand Fifteen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock - based compensation exercisable period			10 years		10 years
Two Thousand Fifteen Equity Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			3 years		3 years
Two Thousand Fifteen Equity Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			5 years		5 years
Two Thousand Twenty One Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock - based compensation exercisable period			10 years		10 years
Total number of shares | shares			30,000,000.0		30,000,000
Due to failure to vest, additional shares added | shares			12,800,000		12,760,600
Number of shares available for grant | shares			29,600,000		27,842,561
Two Thousand Twenty One Equity Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			1 year		1 year
Two Thousand Twenty One Equity Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			4 years		4 years